Shareholders' Equity (RSUs Granted in 2014 and 2015) (Narrative) (Details) - Restricted Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs grant		8,000	74,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from date of grant	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from date of grant	3 years